Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
CLASS R
Prospectus [Line Items]
Average Annual Return, Percent	[1]		24.04%	13.64%	12.20%
Performance Inception Date		Sep. 30, 2025
CLASS R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.73%	13.30%	11.81%
CLASS R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.46%	10.90%	10.08%
CLASS A
Prospectus [Line Items]
Performance Inception Date		Sep. 26, 1997
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. The inception date of the Fund's Class A shares is September 26, 1997. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.